TRADE ACCOUNTS AND NOTES PAYABLE (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
TRADE ACCOUNTS AND NOTES PAYABLE
Trade accounts payable	€ 11,236	€ 6,640
Notes payable	61	7
Total	€ 11,297	€ 6,647